Not FDIC Insured May Lose Value No Bank Guarantee
1112-Q1PH

Statement of Investments
(unaudited)
Franklin California Tax–Free Income Fund 2
Notes to Statement of Investments 23

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited), June 30, 2021
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.0%
California 96.4%
ABAG Finance Authority for Nonprofit Corp. , Eskaton Properties, Inc. Obligated Group ,
Revenue , 2013 , Refunding , 5% , 11/15/35 ................................ $ 10,000,000 $ 10,654,696
Alameda Corridor Transportation Authority ,
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/29 .... 20,000,000 17,687,738
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/30 .... 41,665,000 35,989,190
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 .....................
18,000,000 20,985,579
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn., 9/01/27 ................................... 3,035,000 2,813,271
Alisal Union School District ,
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/32 ........................... 3,355,000 2,734,848
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/33 ........................... 3,610,000 2,864,589
GO, 2009 B, AGMC Insured, Zero Cpn., 2/01/34 ........................... 3,345,000 2,613,051
Alvord Unified School District ,
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 15,000,000 10,434,747
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/46 ........................... 42,500,000 55,185,863
GO, A, Pre-Refunded, AGMC Insured, 5%, 8/01/42 ........................ 34,690,000 38,191,310
Anaheim Public Financing Authority ,
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/24 ......... 26,855,000 26,220,301
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/26 ......... 29,430,000 27,782,623
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/27 ......... 22,860,000 21,125,114
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/28 ......... 14,425,000 13,004,791
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/29 ......... 24,810,000 21,754,467
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/32 ......... 13,665,000 11,019,870
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/33 ......... 37,070,000 29,076,014
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/34 ......... 24,970,000 19,037,220
City of Anaheim, Revenue, 1997 C, AGMC Insured, ETM, Zero Cpn., 3/01/37 ..... 15,080,000 11,712,265
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26
8,570,000 8,114,041
Antelope Valley Community College District , GO , 2015 , Pre-Refunded , 5% , 8/01/39 ..
11,750,000 13,736,504
Baldwin Park Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/43 ....................... 5,000,000 5,499,141
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 25,000,000 4,311,028
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/53 .................. 60,000,000 7,039,956
Bay Area Toll Authority ,
Revenue, 2013 S-4, Pre-Refunded, 5%, 4/01/43 ........................... 36,040,000 39,108,723
Revenue, 2013 S-4, Pre-Refunded, 5.125%, 4/01/48 ....................... 47,355,000 51,490,455
Revenue, 2013 S-4, Pre-Refunded, 5.25%, 4/01/53 ........................ 33,000,000 35,953,824
Revenue, 2017 F-1, Pre-Refunded, 5%, 4/01/56 ........................... 60,000,000 74,891,538
Revenue, 2017 S-7, Refunding, 4%, 4/01/42 ............................. 84,260,000 97,345,949
Revenue, 2017 S-7, Refunding, 4%, 4/01/47 ............................. 72,000,000 82,737,086
Revenue, 2019 S-8, Refunding, 5%, 4/01/56 ............................. 25,000,000 30,702,580
a
Revenue, 2021 A, Refunding, Mandatory Put, 2%, 4/01/28 ................... 12,000,000 12,811,846
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... 10,000,000 11,967,879
Beaumont Unified School District , GO , 2011 C , AGMC Insured , Zero Cpn., 8/01/40 ..
11,000,000 6,571,994
California Affordable Housing Agency ,
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/40 .............. 1,580,000 1,824,021
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/45 .............. 1,930,000 2,202,471
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/50 .............. 1,855,000 2,106,721
California Community College Financing Authority ,
Revenue, 2001 A, NATL Insured, 5.125%, 4/01/31 ......................... 880,000 889,860
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 8,150,000 9,411,243
b
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 17,000,000 19,405,986
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 25,000,000 28,275,243

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 5%, 6/01/49 ............................. $ 1,000,000 $ 1,245,654
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/49 ..................... 3,525,000 4,176,828
Alameda County Tobacco Asset Securitization Corp., Revenue, 2002, 5.875%,
6/01/35 ........................................................ 5,705,000 5,715,187
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 1,120,000 1,348,822
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 1,000,000 1,179,282
Gold Country Settlement Funding Corp., Revenue, 2020 B-1, Refunding, 4%, 6/01/49 225,000 257,254
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/34 .... 10,295,000 10,790,597
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/40 .... 17,650,000 18,805,360
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/36 .................................................... 470,000 581,483
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/38 .................................................... 530,000 651,077
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/40 .................................................... 625,000 762,907
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/42 .................................................... 100,000 121,213
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/35 .. 350,000 432,706
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/36 .. 600,000 738,016
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/37 .. 530,000 648,590
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/38 .. 790,000 962,475
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/39 .. 620,000 752,016
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 .. 830,000 1,002,850
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 .. 1,120,000 1,326,687
Sonoma County Securitization Corp., Revenue, 2020 B-1, Refunding, 5%, 6/01/49 . 1,200,000 1,501,173
Stanislaus County Tobacco Funding Corp., Revenue, 2002 A, 5.875%, 6/01/43 ... 6,575,000 6,586,763
California Educational Facilities Authority ,
Chapman University, Revenue, 2015, 5%, 4/01/45 ......................... 10,000,000 11,417,231
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/27 ............... 475,000 590,278
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/28 ............... 395,000 503,357
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/29 ............... 400,000 520,036
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/30 ............... 425,000 562,494
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/31 ............... 475,000 640,099
Leland Stanford Junior University (The), Revenue, U-1, 5.25%, 4/01/40 ......... 24,960,000 38,407,305
Leland Stanford Junior University (The), Revenue, U-3, 5%, 6/01/43 ............ 81,155,000 125,122,693
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/47 ............. 11,000,000 13,013,330
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/26 7,620,000 7,228,299
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/27 7,365,000 6,845,471
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/28 4,120,000 3,739,471
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/30 5,685,000 4,883,609
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/31 7,615,000 6,381,241
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/32 7,615,000 6,225,141
Santa Clara University, Revenue, 1999, AMBAC Insured, Zero Cpn., 9/01/26 ..... 4,500,000 3,828,848
Santa Clara University, Revenue, 2015, Refunding, 5%, 4/01/45 ............... 15,495,000 17,870,117
University of San Francisco, Revenue, 2018 A, 5%, 10/01/48 ................. 10,000,000 12,211,588
University of San Francisco, Revenue, 2018 A, 5%, 10/01/53 ................. 10,000,000 12,182,092
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/40 .. 650,000 821,655
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/45 .. 650,000 810,567
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/50 .. 650,000 807,518
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/55 .. 1,000,000 1,233,017
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/57 .. 500,000 614,194
California Health Facilities Financing Authority ,
Revenue, 1992 A, California Mortgage Insured, 6.5%, 12/01/22 ............... 270,000 271,390
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/35 .............................................. 1,000,000 1,147,153

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6.25%, 2/01/26 . $ 5,000,000 $ 5,023,712
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/42 ........................................................ 7,750,000 9,148,525
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/47 ........................................................ 10,370,000 12,206,527
Children's Hospital of Orange County Obligated Group, Revenue, 2011 A, 5.25%,
11/01/41 ....................................................... 10,000,000 10,130,344
City of Hope Obligated Group, Revenue, 2019, 5%, 11/15/49 ................. 37,000,000 44,322,896
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/37 . 3,000,000 3,599,786
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/38 . 8,950,000 10,715,618
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/40 . 7,500,000 8,944,028
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 3%, 4/01/44 . 4,340,000 4,637,334
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/44 . 17,215,000 20,302,416
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/49 . 5,000,000 5,862,451
El Camino Hospital, Revenue, 2017, 4.125%, 2/01/47 ...................... 11,000,000 12,434,036
El Camino Hospital, Revenue, 2017, 5%, 2/01/47 .......................... 12,500,000 15,200,713
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/38 ............... 25,000,000 29,360,405
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/44 ............... 385,000,000 446,778,525
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2012 A, Refunding, 5%, 8/15/51 ..................................... 39,455,000 41,589,878
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2016 B, 5%, 8/15/55 .............................................. 12,960,000 15,357,539
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2017 A, 5%, 11/15/56 ............................................. 22,000,000 26,798,915
c
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2022 A, Refunding, 4%, 5/15/46 ..................................... 5,000,000 5,785,122
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
4%, 11/01/40 ................................................... 3,750,000 4,430,294
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
5%, 11/01/50 ................................................... 25,065,000 31,358,393
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/40 ........................................................ 800,000 1,006,000
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/50 ........................................................ 1,625,000 2,013,053
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/55 ........................................................ 1,600,000 1,967,308
Providence St. Joseph Health Obligated Group, Revenue, 2014 A, 5%, 10/01/38 .. 5,110,000 5,823,540
Providence St. Joseph Health Obligated Group, Revenue, 2014 A, Pre-Refunded,
5%, 10/01/38 ................................................... 3,890,000 4,483,083
Rady Children's Hospital Obligated Group, Revenue, 2011, Refunding, 5.25%,
8/15/41 ........................................................ 11,000,000 11,067,092
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/34 ........................................................ 1,000,000 1,155,574
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/39 ........................................................ 1,450,000 1,666,414
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/44 ........................................................ 1,160,000 1,326,316
Stanford Health Care Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/50 . 26,900,000 32,337,749
Sutter Health Obligated Group, Revenue, 2013 A, Pre-Refunded, 5%, 8/15/52 .... 89,990,000 99,039,979
Sutter Health Obligated Group, Revenue, 2015 A, Pre-Refunded, 5%, 8/15/43 .... 20,000,000 23,745,994
Sutter Health Obligated Group, Revenue, 2016 B, Pre-Refunded, 5%, 11/15/46 ... 36,705,000 45,247,582
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... 53,265,000 64,150,822
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/48 ...... 36,810,000 42,238,812
Sutter Health Obligated Group, Revenue, 2018 A, 4%, 11/15/42 ............... 11,680,000 13,535,396
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 34,500,000 42,376,678
California Housing Finance ,
Revenue, 2019-1, A, 4.25%, 1/15/35 ................................... 48,921,997 60,044,251

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Housing Finance, (continued)
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... $ 14,880,306 $ 17,553,941
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,982,307 5,838,159
Longshore Cove LP, Revenue, 2020 E, FNMA Insured, 2.5%, 2/01/38 .......... 9,825,259 10,287,461
California Infrastructure & Economic Development Bank ,
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/40 ........................... 4,015,000 4,797,623
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/43 ........................... 1,900,000 2,270,357
Revenue, 2018, 5%, 10/01/48 ........................................ 10,000,000 12,500,889
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2015 A,
Refunding, 5%, 11/01/41 ........................................... 8,000,000 8,852,400
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 5,000,000 6,533,325
Broad (The), Revenue, 2021 A, Refunding, 5%, 6/01/26 ..................... 4,500,000 5,498,891
Broad (The), Revenue, 2021 A, Refunding, 5%, 6/01/28 ..................... 5,750,000 7,414,571
Broad (The), Revenue, 2021 A, Refunding, 5%, 6/01/31 ..................... 8,200,000 11,271,109
a
California Academy of Sciences, Revenue, 2018 B, Refunding, Mandatory Put,
0.38%, 8/01/24 .................................................. 26,900,000 26,905,810
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/44 ...... 8,000,000 10,104,554
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/49 ...... 30,300,000 38,067,878
a,b,d
DesertXpress Enterprises LLC, Revenue, 144A, 2020 A, Mandatory Put, 0.2%,
2/01/22 ........................................................ 65,000,000 65,000,396
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/45 ....................................................... 850,000 1,001,435
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/50 ....................................................... 860,000 1,011,497
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/55 ....................................................... 915,000 1,073,675
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 3%, 7/01/50 ............................................ 18,995,000 20,089,412
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 4%, 7/01/50 ............................................ 10,000,000 11,578,878
a
Museum Associates, Revenue, 2021 A, Refunding, Mandatory Put, 1.2%, 6/01/28 . 15,000,000 15,124,084
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, FGIC Insured, 5%, 7/01/29 ................... 50,985,000 64,679,444
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 13,460,000 17,139,762
California Municipal Finance Authority ,
Revenue, Senior Lien, 2017 A, Refunding, 4%, 8/15/52 ..................... 27,350,000 29,977,531
1717 University Associates LLC, Revenue, 2020 A, 4.5%, 6/01/52 ............. 11,413,000 11,439,317
1717 University Associates LLC, Revenue, 2020 A-T, 5.25%, 6/01/52 ........... 3,407,000 3,410,028
Channing House, Revenue, 2017 B, California Mortgage Insured, 5%, 5/15/47 .... 10,000,000 11,689,785
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 10,000,000 11,970,179
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/24 ................ 500,000 566,394
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/25 ................ 400,000 468,545
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/26 ................ 400,000 482,519
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/27 ................ 500,000 618,541
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/28 ................ 400,000 506,330
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/29 ................ 600,000 774,679
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/30 ................ 700,000 920,955
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/31 ................ 650,000 872,358
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/32 ................ 1,000,000 1,235,246
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/33 ................ 850,000 1,046,409
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/34 ................ 950,000 1,164,804
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/35 ................ 1,200,000 1,467,498
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/36 ................ 1,000,000 1,217,111
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/37 ................ 1,175,000 1,429,437

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Hospitals of Central California Obligated Group, Revenue, 2015 A,
Refunding, 5%, 2/01/46 ............................................ $ 15,000,000 $ 17,192,643
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/42 ............................................ 5,500,000 6,639,511
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/47 ............................................ 20,750,000 24,970,637
Concordia University Irvine, Revenue, 2021, 4%, 1/01/37 .................... 1,040,000 1,246,226
Concordia University Irvine, Revenue, 2021, 4%, 1/01/39 .................... 1,100,000 1,311,724
Concordia University Irvine, Revenue, 2021, 4%, 1/01/41 .................... 1,280,000 1,518,495
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/42 ......... 5,100,000 5,987,236
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/47 ......... 4,000,000 4,670,449
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/49 ....................................................... 2,670,000 3,120,016
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/45 ... 23,300,000 26,707,329
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 5,000,000 6,147,756
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 11,800,000 14,375,067
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 61,850,000 75,126,603
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/41 .. 5,500,000 6,462,800
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/47 .... 8,650,000 9,918,656
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/43 ...................................... 10,000,000 12,305,471
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/49 ...................................... 18,990,000 23,305,593
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 33,895,000 36,875,089
University of La Verne, Revenue, 2017 A, Refunding, 4%, 6/01/47 ............. 10,500,000 11,873,051
California Pollution Control Financing Authority ,
b
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/39 . 7,250,000 8,802,295
b
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 11/21/45 1,905,000 2,283,455
San Jose Water Co., Revenue, 2016, 4.75%, 11/01/46 ...................... 15,000,000 17,158,844
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AGMC Insured , ETM, 5.9% , 9/01/26 ............... 1,165,000 1,334,979
b
California School Finance Authority , Kipp SoCal Public Schools Obligated Group ,
Revenue , 144A, 2020 A , 4% , 7/01/40 ................................... 800,000 934,798
California State Public Works Board ,
Revenue, 2012 A, Refunding, 5%, 4/01/31 ............................... 48,070,000 49,732,986
Revenue, 2012 A, Refunding, 5%, 4/01/32 ............................... 17,885,000 18,500,984
Revenue, 2012 A, Refunding, 5%, 4/01/37 ............................... 29,000,000 29,987,662
Revenue, 2012 G, Refunding, 5%, 11/01/31 .............................. 16,520,000 17,531,340
Revenue, 2013 I, 5%, 11/01/38 ....................................... 40,000,000 44,202,792
Revenue, 2021 B, 5%, 5/01/30 ........................................ 1,250,000 1,661,908
Revenue, 2021 B, 5%, 5/01/31 ........................................ 1,000,000 1,353,153
Revenue, 2021 B, 5%, 5/01/32 ........................................ 1,200,000 1,618,525
Revenue, 2021 B, 5%, 5/01/33 ........................................ 1,275,000 1,716,853
Revenue, 2021 B, 5%, 5/01/34 ........................................ 1,400,000 1,879,296
Revenue, 2021 B, 5%, 5/01/35 ........................................ 1,500,000 2,008,305
Revenue, 2021 B, 4%, 5/01/36 ........................................ 1,350,000 1,669,674
Revenue, 2021 B, 4%, 5/01/37 ........................................ 1,000,000 1,229,010
Revenue, 2021 B, 4%, 5/01/38 ........................................ 1,125,000 1,379,253
Revenue, 2021 B, 4%, 5/01/39 ........................................ 1,500,000 1,834,266
Revenue, 2021 B, 4%, 5/01/40 ........................................ 1,000,000 1,220,632
c
Revenue, 2022 A, Refunding, 5%, 8/01/32 ............................... 6,500,000 8,499,949
c
Revenue, 2022 A, Refunding, 5%, 8/01/36 ............................... 7,500,000 9,694,718
Judicial Council of California, Revenue, 2011 D, Refunding, 5%, 12/01/31 ........ 15,000,000 15,298,335
State of California Department of Corrections & Rehabilitation, Revenue, 2019 C,
5%, 11/01/38 ................................................... 5,000,000 6,521,945

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State University ,
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/39 ........................... $ 1,530,000 $ 1,766,468
Revenue, 2014 A, 5%, 11/01/39 ....................................... 21,470,000 24,582,557
Revenue, 2014 A, 5%, 11/01/44 ....................................... 30,045,000 34,293,624
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/44 ........................... 2,300,000 2,655,474
Revenue, 2015 A, Refunding, 5%, 11/01/43 .............................. 11,000,000 12,965,829
Revenue, 2017 A, Refunding, 5%, 11/01/42 .............................. 29,105,000 35,876,401
Revenue, 2017 A, Refunding, 5%, 11/01/47 .............................. 63,000,000 77,725,765
Revenue, 2018 A, Refunding, 5%, 11/01/39 .............................. 19,920,000 25,268,450
Revenue, 2018 A, Refunding, 5%, 11/01/43 .............................. 16,870,000 21,287,873
Revenue, 2018 A, Refunding, 5%, 11/01/50 .............................. 17,385,000 21,774,834
Revenue, 2019 A, 5%, 11/01/44 ....................................... 13,100,000 16,930,589
Revenue, 2019 A, 5%, 11/01/49 ....................................... 90,295,000 116,060,660
Revenue, 2019 A, 5%, 11/01/51 ....................................... 40,470,000 51,934,249
California Statewide Communities Development Authority ,
Revenue, 2004 A, Pre-Refunded, AGMC Insured, 5.25%, 10/01/24 ............. 225,000 225,935
Adventist Health System/West Obligated Group, Revenue, 2015 A, Refunding, 5%,
3/01/35 ........................................................ 9,250,000 10,958,974
Adventist Health System/West Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/48 ........................................................ 67,585,000 82,251,628
CHF-Irvine LLC, Revenue, 2011, Refunding, 5.125%, 5/15/31 ................ 8,000,000 8,030,054
CHF-Irvine LLC, Revenue, 2011, Refunding, 5.375%, 5/15/38 ................ 8,500,000 8,531,884
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
5%, 7/01/48 .................................................... 7,980,000 9,693,648
Community Church Retirement Center, Revenue, 2013, California Mortgage Insured,
5.125%, 11/15/35 ................................................ 2,000,000 2,185,269
Community Church Retirement Center, Revenue, 2013, California Mortgage Insured,
5.375%, 11/15/44 ................................................ 7,250,000 7,969,799
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5.25%, 10/01/43 ..................................... 3,000,000 3,460,503
a
Kaiser Foundation Hospitals, Revenue, 2004 L, Mandatory Put, 5%, 11/01/29 ..... 38,270,000 50,496,676
a
Kaiser Foundation Hospitals, Revenue, 2009 C-2, Mandatory Put, 5%, 11/01/29 ... 10,000,000 13,194,846
a
Kaiser Foundation Hospitals, Revenue, 2009 C-3, Mandatory Put, 5%, 11/01/29 ... 6,720,000 8,866,936
Kaiser Foundation Hospitals, Revenue, 2012 A, 5%, 4/01/42 ................. 88,945,000 92,145,259
Marin General Hospital Obligated Group, Revenue, 2018 A, 5%, 8/01/34 ........ 1,225,000 1,486,716
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 4%, 1/01/34 ............................................ 3,485,000 3,996,994
Poway RHF Housing, Inc., Revenue, 2013 A, California Mortgage Insured, 5.25%,
11/15/35 ....................................................... 2,000,000 2,191,096
Campbell Union School District , GO , 1996 B , NATL Insured , Zero Cpn., 8/01/21 ....
6,280,000 6,278,287
Carlsbad Unified School District ,
GO, 2009 B, Refunding, 6%, 5/01/34 ................................... 14,000,000 16,229,668
GO, 2011 C, Zero Cpn., 8/01/35 ....................................... 33,000,000 41,392,606
GO, B, 2%, 8/01/23 ................................................ 1,000,000 1,038,051
GO, B, 2%, 8/01/24 ................................................ 1,000,000 1,052,480
Castro Valley Unified School District , COP , 2011 , Refunding , AGMC Insured , 5% ,
9/01/32 ......................................................... 2,620,000 2,640,853
Centinela Valley Union High School District ,
GO, 2004 A, Refunding, NATL Insured, 5.5%, 8/01/33 ...................... 15,630,000 20,075,396
GO, 2012 B, Refunding, AGMC Insured, 5%, 8/01/50 ....................... 3,850,000 4,048,821
Cerritos Public Financing Authority , Tax Allocation , 2002 A , AMBAC Insured , 5% ,
11/01/22 ........................................................ 1,675,000 1,680,624
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
27,500,000 31,551,347
Charter Oak Unified School District , GO , 2015 A , AGMC Insured , 5% , 8/01/40 ......
5,000,000 5,824,950
Chico Unified School District , GO , 2012 A , 5% , 8/01/43 .......................
8,000,000 8,734,164
Chino Valley Unified School District ,
GO, 2020 B, 4%, 8/01/45 ............................................ 3,000,000 3,582,071

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Chino Valley Unified School District, (continued)
GO, 2020 B, 3.375%, 8/01/50 ......................................... $ 20,500,000 $ 22,942,152
GO, 2020 B, 5%, 8/01/55 ............................................ 12,500,000 16,130,739
City & County of San Francisco , Eastern Park Apartments LP , Revenue , 2019 J , FNMA
Insured , 2.55% , 7/01/39 ............................................. 56,506,000 59,044,249
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/45 ........... 850,000 959,665
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/50 ........... 900,000 1,012,683
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/45 ........... 1,100,000 1,242,605
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/51 ........... 1,545,000 1,738,492
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/40 ........... 750,000 855,562
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/51 ........... 1,500,000 1,687,857
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/41 ........... 530,000 611,815
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/46 ........... 475,000 542,257
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/51 ........... 525,000 597,852
City of Irvine ,
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/23 ........................................................ 1,630,000 1,763,253
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/26 ........................................................ 1,245,000 1,462,850
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/27 ........................................................ 1,500,000 1,798,712
City of Lincoln ,
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/39 290,000 329,936
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/40 160,000 181,916
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/43 320,000 362,412
City of Long Beach ,
Harbor, Revenue, 2017 C, Refunding, 5%, 5/15/47 ......................... 12,210,000 14,771,358
Harbor, Revenue, 2019 A, 5%, 5/15/49 .................................. 18,205,000 22,957,047
City of Los Angeles ,
Revenue, 1993-1, Refunding, NATL, FHA Insured, 6.5%, 7/01/22 .............. 120,000 120,577
Department of Airports, Revenue, 2015 D, 5%, 5/15/41 ..................... 14,500,000 16,695,451
Department of Airports, Revenue, 2016 B, 5%, 5/15/41 ...................... 12,500,000 14,889,151
Department of Airports, Revenue, 2016 B, 5%, 5/15/46 ...................... 53,000,000 62,890,086
Department of Airports, Revenue, 2017 A, 5%, 5/15/47 ...................... 50,350,000 61,261,998
Department of Airports, Revenue, 2018 A, 5%, 5/15/44 ...................... 60,000,000 74,156,934
Department of Airports, Revenue, 2018 C, 5%, 5/15/37 ..................... 9,550,000 11,836,790
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/43 ............. 15,005,000 19,042,163
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/48 ............. 33,145,000 41,813,518
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/49 ............. 10,000,000 12,392,301
Department of Airports, Revenue, 2019 E, 5%, 5/15/44 ...................... 22,135,000 27,931,101
Department of Airports, Revenue, 2019 E, 5%, 5/15/49 ...................... 62,940,000 79,030,548
Department of Airports, Revenue, 2019 F, 5%, 5/15/44 ...................... 2,950,000 3,674,766
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 10,500,000 13,721,819
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 8,000,000 10,401,025
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/38 ............. 9,925,000 12,876,894
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/39 ............. 10,265,000 13,288,819
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. 10,000,000 12,925,828
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/36 ............. 3,665,000 4,817,332
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/41 ............. 4,835,000 6,278,201
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/46 ............. 5,000,000 6,426,226
Department of Airports, Revenue, Senior Lien, 2020 C, 5%, 5/15/45 ............ 50,000,000 63,171,385
Wastewater System, Revenue, 2015 A, 5%, 6/01/44 ........................ 9,000,000 10,432,556
Wastewater System, Revenue, 2015 C, Refunding, 5%, 6/01/45 ............... 24,690,000 28,301,399
Wastewater System, Revenue, 2018 A, 5%, 6/01/48 ........................ 11,275,000 14,000,837

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. $ 1,315,000 $ 1,310,436
City of Ontario ,
Community Facilities District No. 13, Special Tax, 2021, Refunding, 4%, 9/01/38 ... 400,000 457,253
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/43 ........... 410,000 464,853
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/51 ........... 1,565,000 1,760,997
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AGMC Insured , 5% , 10/01/40 ......................................... 7,500,000 8,780,500
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............
22,625,000 25,138,088
City of Perris , Revenue , 1988 A , GNMA Insured , ETM, Zero Cpn., 6/01/23 .........
19,095,000 18,859,305
City of Porterville , Water , COP , 2021 , AGMC Insured , 4% , 8/15/50 ...............
1,000,000 1,176,173
City of Riverside ,
Electric, Revenue, 2013 A, Refunding, 5%, 10/01/43 ....................... 11,535,000 12,659,668
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/40 ......................... 25,000,000 29,124,753
City of Roseville , Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 ........
5,000 5,018
City of Sacramento ,
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/43 .................... 6,035,000 7,233,013
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/48 .................... 19,830,000 23,641,268
Transient Occupancy Tax, Revenue, 2018 C, 5%, 6/01/48 ................... 9,415,000 11,191,093
Water, Revenue, 2013, Pre-Refunded, 5%, 9/01/38 ........................ 21,630,000 23,900,443
City of San Francisco , Public Utilities Commission Water , Revenue , 2012 A , Pre-
Refunded , 5% , 11/01/43 ............................................. 71,735,000 74,658,531
City of San Jose ,
Hotel Tax, Special Tax, 2011, 6.5%, 5/01/36 .............................. 10,000,000 10,029,857
Hotel Tax, Special Tax, 2011, 6.5%, 5/01/42 .............................. 10,000,000 10,028,334
City of Santa Rosa ,
Wastewater, Revenue, 2020 A, 5%, 9/01/34 .............................. 6,700,000 8,867,968
Wastewater, Revenue, 2020 A, 5%, 9/01/35 .............................. 3,100,000 4,086,916
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 16,408,984
Coachella Valley Unified School District ,
GO, C, AGMC Insured, Zero Cpn., 8/01/36 ............................... 8,000,000 5,871,638
GO, C, AGMC Insured, Zero Cpn., 8/01/37 ............................... 8,000,000 5,719,952
GO, C, AGMC Insured, Zero Cpn., 8/01/40 ............................... 7,500,000 4,959,780
GO, C, AGMC Insured, Zero Cpn., 8/01/43 ............................... 10,000,000 5,806,980
Coalinga-Huron Joint Unified School District , GO , B , BAM Insured , 5% , 8/01/48 .....
13,210,000 16,356,119
Colton Joint Unified School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/42 .
16,365,000 9,172,866
Compton Community Redevelopment Agency ,
Tax Allocation, Second Lien, 2010 B, 5.7%, 8/01/30 ........................ 10,000,000 10,036,478
Tax Allocation, Second Lien, 2010 B, 6%, 8/01/35 .......................... 11,160,000 11,199,790
Tax Allocation, Second Lien, 2010 B, 6%, 8/01/42 .......................... 10,000,000 10,034,533
Contra Costa Community College District ,
GO, 2020 C, 4%, 8/01/33 ............................................ 1,500,000 1,872,915
GO, 2020 C, 4%, 8/01/34 ............................................ 1,375,000 1,710,644
Corona Community Facilities District ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/45 .................................................... 650,000 729,828
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/50 .................................................... 1,500,000 1,675,760
Corona-Norco Unified School District ,
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/23 ........................... 2,320,000 2,297,772
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/24 ........................... 2,620,000 2,568,585
GO, 1998 B, AGMC Insured, Zero Cpn., 3/01/25 ........................... 1,400,000 1,363,302
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/25 ........................... 4,655,000 4,494,485
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/26 ........................... 6,080,000 5,772,188
GO, A, Pre-Refunded, 5%, 8/01/44 ..................................... 20,000,000 23,755,662

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of Madera ,
Childrens Hospital Central California Obligated Group, COP, 1995, NATL Insured,
5.75%, 3/15/28 .................................................. $ 27,500,000 $ 27,621,487
Childrens Hospital Central California Obligated Group, COP, 1998, NATL Insured,
5%, 3/15/23 .................................................... 3,650,000 3,681,511
County of Riverside , Revenue , 1988 B , GNMA Insured , ETM, Zero Cpn., 6/01/23 ...
26,160,000 25,911,166
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/41 ................... 9,000,000 10,759,492
Airport System, Revenue, Senior Lien, 2016 A, Refunding, 5%, 7/01/41 ......... 10,000,000 11,971,191
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/41 ........ 325,000 374,459
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/46 ........ 325,000 371,486
County of San Bernardino , Revenue , 1989 A , GNMA Insured , ETM, Zero Cpn., 5/01/22
2,905,000 2,844,387
CSCDA Community Improvement Authority ,
b
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 3,125,000 3,245,795
b
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 16,465,000 16,650,516
b
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 2.65%, 12/01/46 ..... 20,750,000 21,225,260
Pasadena Portfolio, Revenue, Senior Lien, 2021 A-2, 3%, 12/01/56 ............ 24,250,000 24,751,000
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,890,061
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/40 ........ 625,000 711,002
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 700,000 791,185
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 10,704,751
Delano Union School District , COP , 1999 , NATL Insured , 5.125% , 1/01/22 .........
365,000 372,248
East Bay Municipal Utility District ,
Water System, Revenue, 2014 A, Refunding, 5%, 6/01/35 ................... 10,000,000 11,300,247
Water System, Revenue, 2014 C, 5%, 6/01/44 ............................ 14,000,000 15,716,233
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/36 ................... 7,355,000 8,609,407
Water System, Revenue, 2015 C, 4%, 6/01/45 ............................ 9,070,000 10,194,928
Water System, Revenue, 2019 A, 5%, 6/01/44 ............................ 4,000,000 5,110,630
Water System, Revenue, 2019 A, 5%, 6/01/49 ............................ 11,700,000 14,870,457
Eastern Municipal Water District ,
Revenue, 2021 A, Refunding, 4%, 7/01/26 ............................... 2,250,000 2,645,556
Revenue, 2021 A, Refunding, 4%, 7/01/27 ............................... 1,750,000 2,102,840
Revenue, 2021 A, Refunding, 4%, 7/01/29 ............................... 1,815,000 2,265,891
Revenue, 2021 A, Refunding, 4%, 7/01/30 ............................... 1,850,000 2,350,906
a
Revenue, 2021 B, Refunding, Mandatory Put, 0.13%, 7/01/24 ................ 7,500,000 7,501,897
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 .
30,705,000 35,682,038
El Dorado Irrigation District , COP , 2020 A , 4% , 3/01/45 .......................
5,000,000 5,946,469
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38
1,500,000 1,751,805
Fairfax Elementary School District , GO , 2010 , AGMC Insured , Zero Cpn., 11/01/48 ..
10,380,000 4,354,852
FHLMC, Multi-family ML Pass-Through Certificates ,
Revenue, 2019-ML06, ACA, 2.493%, 7/25/35 ............................. 51,976,198 55,061,095
Revenue, 2021-ML08, ACA, 1.896%, 11/25/37 ............................ 3,488,875 3,527,048
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 20,454,149
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, 5%, 1/15/42 ................... 10,000,000 11,045,521
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 305,000,000 349,559,829
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/53 ............................ 190,000,000 217,758,582
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 35,000,000 41,631,730
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/32 .............. 37,260,000 44,475,272
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/37 .............. 41,250,000 28,618,231
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/38 .............. 77,650,000 52,196,082
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/39 .............. 56,100,000 36,491,951

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency, (continued)
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... $ 130,000,000 $ 77,487,046
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 98,000,000 118,990,689
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/23 .................... 5,765,000 5,746,052
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/24 .................... 72,045,000 71,489,850
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/25 .................... 20,660,000 20,344,867
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/26 .................... 23,475,000 22,840,715
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/27 .................... 15,000,000 14,340,177
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/28 .................... 2,000,000 1,885,431
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/29 .................... 35,310,000 32,692,413
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/46 ..................... 160,820,000 190,952,216
Fowler Unified School District ,
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/41 .......................... 3,095,000 1,931,620
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/42 .......................... 3,005,000 1,815,220
Franklin-Mckinley School District , GO , C , Pre-Refunded , BAM Insured , 5% , 8/01/44 .
5,000,000 5,504,657
Fremont Union High School District , GO , 2021 A , 2% , 8/01/23 ..................
3,000,000 3,115,428
Fresno Unified School District ,
GO, 1999 C, Refunding, NATL Insured, 5.9%, 8/01/22 ...................... 1,920,000 1,982,595
GO, B, Refunding, Zero Cpn., 8/01/41 .................................. 82,000,000 20,709,133
Fullerton School District , GO , 2002 A , NATL Insured , Zero Cpn., 8/01/23 ..........
3,030,000 3,001,973
Fullerton School District Financing Authority , Special Tax, Senior Lien , 2013 A ,
Refunding , AGMC Insured , 5% , 9/01/31 ................................. 2,500,000 2,745,836
Glendale Community College District , GO , 2003 C , NATL Insured , Zero Cpn., 8/01/28
15,000,000 12,139,476
Glendora Public Finance Authority , Glendora Community Redevelopment Agency , Tax
Allocation , 2003 A , NATL Insured , 5% , 9/01/24 ............................ 3,715,000 3,728,315
Golden State Tobacco Securitization Corp. ,
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/35 ............................ 25,000,000 29,525,580
Revenue, 2015 A, 5%, 6/01/40 ........................................ 95,490,000 112,208,494
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/40 ............................ 117,035,000 137,720,796
Revenue, 2015 A, Refunding, 5%, 6/01/45 ............................... 308,395,000 362,162,219
Revenue, 2018 A-1, Refunding, 5%, 6/01/35 ............................. 28,340,000 34,622,550
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/46 ........ 250,000 282,004
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/51 ........ 500,000 563,320
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/56 ........ 745,000 836,712
Grossmont Union High School District , GO , 2004 , AGMC Insured , Zero Cpn., 8/01/24
5,110,000 5,033,912
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
10,000,000 11,608,804
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............
655,000 746,199
Hartnell Community College District , GO , 2009 C , Zero Cpn., 8/01/33 ............
20,000,000 27,263,060
Hawthorne School District , GO , 2008 C , AGMC Insured , Zero Cpn., 8/01/48 .......
37,665,000 15,763,232
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn., 8/01/28
10,005,000 8,594,308
Huntington Beach Union High School District , COP , 2010 , Refunding , AGMC Insured ,
5.25% , 9/01/39 ................................................... 2,000,000 2,001,986
b
Independent Cities Finance Authority ,
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/36 ... 700,000 832,837
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/41 ... 900,000 1,057,460
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/46 ... 925,000 1,075,440
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/51 ... 1,250,000 1,449,746
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/40 ...................................... 2,960,000 3,513,547
Special Tax, 2020 A, 4%, 9/01/44 ...................................... 6,250,000 7,350,762
Special Tax, 2020 A, BAM Insured, 4%, 9/01/50 ........................... 8,000,000 9,504,495
Special Tax, 2020 A, BAM Insured, 4%, 9/01/54 ........................... 12,285,000 14,550,339
Community Facilities District No. 01-1, Special Tax, 2015, Refunding, BAM Insured,
5%, 9/01/38 .................................................... 7,000,000 8,008,429
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 3/01/57 ........ 10,000,000 11,847,756

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Jefferson Union High School District ,
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/25 ..................... $ 2,605,000 $ 2,932,264
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/29 ..................... 3,075,000 3,994,657
Jurupa Community Services District ,
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/39 .......... 135,000 153,506
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/40 .......... 140,000 158,563
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/50 .......... 1,000,000 1,125,203
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5.125%, 9/01/37 ...................... 4,000,000 4,390,599
Special Tax, 2013 A, AGMC Insured, 5.25%, 9/01/42 ....................... 3,250,000 3,573,243
Jurupa Unified School District , GO , 2015 A , Pre-Refunded , 5% , 8/01/39 ..........
10,165,000 12,073,815
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,861,282
La Palma Community Development Commission , Tax Allocation , 1993 , Refunding ,
6.1% , 6/01/22 .................................................... 145,000 146,980
Lakeside Union School District , GO , 2010 B , Zero Cpn., 8/01/45 ................
11,540,000 6,168,899
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 .............
41,340,000 46,252,643
Lancaster School District ,
GO, 1999, NATL Insured, Zero Cpn., 8/01/25 ............................. 5,495,000 5,272,603
GO, 1999, NATL Insured, Zero Cpn., 7/01/26 ............................. 5,965,000 5,627,377
Lawndale Redevelopment Agency ,
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/39 ........................ 10,280,000 10,318,255
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/44 ........................ 6,085,000 6,106,843
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/50 .....
20,990,000 9,285,705
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 17,444,653
Long Beach Bond Finance Authority ,
Revenue, 2007 A, 5.5%, 11/15/28 ..................................... 8,000,000 10,369,349
Revenue, 2007 A, 5%, 11/15/29 ....................................... 17,465,000 22,384,370
Revenue, 2007 A, 5.5%, 11/15/30 ..................................... 5,000,000 6,712,394
Revenue, 2007 A, 5%, 11/15/35 ....................................... 69,855,000 97,828,616
Revenue, 2007 A, 5.5%, 11/15/37 ..................................... 35,000,000 52,608,770
Los Angeles Community College District , GO , 2016 , Refunding , 5% , 8/01/38 .......
10,000,000 12,032,135
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2016 A, Refunding, 5%, 6/01/35 ............................... 17,655,000 21,334,741
Revenue, 2016 A, Refunding, 5%, 6/01/37 ............................... 10,970,000 13,209,260
Revenue, 2016 A, Refunding, 5%, 6/01/38 ............................... 28,160,000 33,847,841
Revenue, 2016 A, Refunding, 5%, 6/01/39 ............................... 10,000,000 11,998,447
Revenue, 2019 A, 5%, 7/01/44 ........................................ 32,030,000 40,207,490
Revenue, 2020 A, Refunding, 5%, 6/01/35 ............................... 21,325,000 28,249,912
Revenue, 2020 A, Refunding, 5%, 6/01/36 ............................... 30,950,000 40,889,701
Revenue, 2020 A, Refunding, 5%, 6/01/37 ............................... 6,500,000 8,564,610
Revenue, Senior Lien, 2021 A, 5%, 7/01/39 .............................. 16,150,000 21,938,089
Revenue, Senior Lien, 2021 A, 5%, 7/01/40 .............................. 16,960,000 22,921,169
Los Angeles County Sanitation Districts Financing Authority , Revenue , 2016 A ,
Refunding , 4% , 10/01/42 ............................................ 16,430,000 18,105,673
Los Angeles Department of Water & Power ,
Revenue, 2020 B, Refunding, 5%, 7/01/39 ............................... 16,420,000 21,550,766
Revenue, 2020 B, Refunding, 5%, 7/01/40 ............................... 45,465,000 59,483,946
Power System, Revenue, 2014 B, 5%, 7/01/43 ............................ 62,000,000 68,737,980
Power System, Revenue, 2014 D, 5%, 7/01/44 ............................ 85,940,000 97,079,431
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/35 ................... 15,105,000 17,386,568
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/36 ................... 17,795,000 20,462,857
Power System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 15,000,000 17,666,539
Power System, Revenue, 2016 B, 5%, 7/01/35 ............................ 11,995,000 14,267,236
Power System, Revenue, 2017 A, 5%, 7/01/42 ............................ 7,710,000 9,353,048
Power System, Revenue, 2017 A, 5%, 7/01/47 ............................ 16,000,000 19,359,185

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Power System, Revenue, 2019 A, 5%, 7/01/45 ............................ $ 18,980,000 $ 24,033,125
Power System, Revenue, 2019 A, 5%, 7/01/49 ............................ 9,185,000 11,609,371
Power System, Revenue, 2019 D, Refunding, 5%, 7/01/44 ................... 8,450,000 10,864,160
Water System, Revenue, 2012 A, 5%, 7/01/43 ............................ 81,095,000 84,837,826
Water System, Revenue, 2014 A, 5%, 7/01/44 ............................ 50,000,000 56,544,775
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 62,660,000 73,920,234
Water System, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................... 72,060,000 87,582,683
Water System, Revenue, 2018 A, 5%, 7/01/43 ............................ 13,805,000 17,113,410
Water System, Revenue, 2018 A, 5%, 7/01/48 ............................ 22,375,000 27,597,831
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/48 ................... 10,000,000 12,506,159
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/41 ................... 15,000,000 19,710,723
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/37 ................... 6,035,000 8,011,219
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/38 ................... 20,350,000 26,953,901
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/39 ................... 14,535,000 19,206,905
Los Angeles Unified School District ,
GO, 2020 A, Refunding, 5%, 7/01/32 ................................... 18,480,000 24,750,841
GO, 2020 A, Refunding, 5%, 7/01/33 ................................... 16,520,000 22,057,180
GO, 2020 C, 4%, 7/01/33 ............................................ 2,000,000 2,462,730
GO, 2020 C, 4%, 7/01/36 ............................................ 16,685,000 20,369,290
GO, 2020 RYQ, 4%, 7/01/44 ......................................... 28,200,000 33,443,015
GO, 2021 A, Refunding, 5%, 7/01/24 ................................... 24,190,000 27,604,989
Los Gatos-Saratoga Joint High School District ,
GO, A, 4%, 8/01/39 ................................................ 10,635,000 11,645,470
GO, A, 4%, 8/01/44 ................................................ 16,090,000 17,644,839
d
Los Rios Community College District ,
GO, E, 3%, 8/01/23 ................................................ 10,560,000 11,190,143
GO, E, 3%, 8/01/24 ................................................ 8,250,000 8,954,383
GO, E, 3%, 8/01/25 ................................................ 10,000,000 11,066,259
McFarland Public Financing Authority , Revenue , 2010 A , AGMC Insured , 5% , 10/01/40
5,115,000 5,133,455
Mendocino-Lake Community College District , GO , 2011 B , AGMC Insured , 5.125% ,
8/01/41 ......................................................... 7,500,000 7,527,194
Metropolitan Water District of Southern California ,
Revenue, 2015 A, 5%, 7/01/40 ........................................ 10,000,000 11,620,921
a
Revenue, 2017 C, Mandatory Put, 0.28%, 5/21/24 ......................... 13,000,000 13,003,107
a
Revenue, 2017 D, Refunding, Mandatory Put, 0.28%, 5/21/24 ................ 10,000,000 10,002,395
a
Revenue, 2017 E, Refunding, Mandatory Put, 0.17%, 5/21/24 ................ 13,000,000 13,003,113
Revenue, 2020 A, 5%, 10/01/45 ....................................... 16,665,000 21,522,648
Revenue, 2020 C, Refunding, 5%, 7/01/39 ............................... 25,245,000 33,460,405
Revenue, 2020 C, Refunding, 5%, 7/01/40 ............................... 20,000,000 26,465,076
Revenue, 2021 A, 5%, 10/01/37 ....................................... 2,180,000 2,957,231
Revenue, 2021 A, 5%, 10/01/38 ....................................... 5,220,000 7,064,256
Revenue, 2021 A, 5%, 10/01/39 ....................................... 6,150,000 8,302,023
Revenue, 2021 A, 5%, 10/01/40 ....................................... 5,240,000 7,061,178
Revenue, 2021 A, 5%, 10/01/41 ....................................... 4,360,000 5,859,952
c
Revenue, 2021 B, Refunding, 4%, 10/01/24 .............................. 4,070,000 4,563,951
c
Revenue, 2021 B, Refunding, 4%, 10/01/25 .............................. 2,000,000 2,305,916
c
Revenue, 2021 B, Refunding, 5%, 10/01/26 .............................. 6,250,000 7,715,384
Middle Fork Project Finance Authority , Revenue , 2020 , Refunding , 5% , 4/01/27 .....
3,000,000 3,678,703
Midpeninsula Regional Open Space District , GO , 2018 , 4% , 9/01/48 .............
11,220,000 13,020,382
Milpitas Redevelopment Agency Successor Agency , Tax Allocation , 1997 , NATL
Insured , ETM, 5.5% , 1/15/24 ......................................... 5,595,000 6,024,073
Modesto High School District ,
GO, 2002 A, NATL Insured, Zero Cpn., 8/01/21 ........................... 9,660,000 9,657,677
GO, 2002 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 10,815,000 10,692,748
GO, 2002 A, NATL Insured, Zero Cpn., 5/01/27 ........................... 12,770,000 11,898,744

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ...
$ 11,190,000 $ 13,292,395
Moorpark Unified School District , GO , 2009 A , AGMC Insured , Zero Cpn., 8/01/32 ...
5,870,000 4,737,929
Moreno Valley Unified School District ,
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/27 ...................... 6,315,000 5,968,584
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/28 ...................... 6,625,000 6,155,853
GO, A, AGMC Insured, 5%, 8/01/44 .................................... 29,220,000 34,041,011
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/43 ....
55,000,000 62,808,267
Mountain House Public Financing Authority ,
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/45 ....................................................... 3,250,000 3,766,969
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/50 ....................................................... 6,000,000 6,920,436
Mountain House Community Services District, Revenue, 2020 B, BAM Insured, 4%,
12/01/40 ....................................................... 2,750,000 3,212,286
Mountain House Community Services District, Revenue, 2020 B, BAM Insured, 4%,
12/01/43 ....................................................... 4,000,000 4,638,636
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
25,000,000 41,260,095
M-S-R Public Power Agency , Revenue , E , NATL Insured , ETM, 6% , 7/01/22 .......
3,730,000 3,839,505
Needles Public Financing Authority , Revenue , 1992 A , 7.5% , 8/15/22 .............
290,000 290,961
Newport Mesa Unified School District , GO , 2011 , Zero Cpn., 8/01/42 .............
20,000,000 28,789,782
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/41 ............................... 10,000,000 12,006,894
Revenue, 2017 A, Refunding, 5%, 3/01/47 ............................... 20,000,000 23,944,932
Revenue, 2017 B, Refunding, 5%, 3/01/47 ............................... 10,000,000 12,148,843
Revenue, 2021 A, Refunding, 5%, 3/01/29 ............................... 1,505,000 1,931,423
Revenue, 2021 A, Refunding, 5%, 3/01/30 ............................... 1,550,000 2,025,861
Revenue, 2021 A, Refunding, 5%, 3/01/31 ............................... 1,600,000 2,131,841
Revenue, 2021 A, Refunding, 5%, 3/01/32 ............................... 2,000,000 2,651,286
Revenue, 2021 A, Refunding, 5%, 3/01/33 ............................... 2,000,000 2,642,926
Revenue, 2021 A, Refunding, BAM Insured, 4%, 3/01/34 .................... 2,220,000 2,705,084
Revenue, 2021 B, Refunding, 5%, 3/01/29 ............................... 500,000 651,482
Revenue, 2021 B, Refunding, 5%, 3/01/30 ............................... 600,000 798,117
Revenue, 2021 B, Refunding, 5%, 3/01/31 ............................... 1,000,000 1,358,347
Revenue, 2021 B, Refunding, 5%, 3/01/32 ............................... 2,000,000 2,707,221
Revenue, 2021 B, Refunding, 5%, 3/01/33 ............................... 1,400,000 1,887,539
Revenue, 2021 B, Refunding, BAM Insured, 4%, 3/01/34 .................... 1,750,000 2,171,360
Oceanside Unified School District ,
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 10,590,000 7,466,590
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/39 ........................... 7,860,000 5,380,304
GO, 2015, Refunding, 5%, 8/01/48 ..................................... 12,000,000 13,979,881
Ontario International Airport Authority ,
Revenue, 2021 B, AGMC Insured, 5%, 5/15/28 ........................... 300,000 379,519
Revenue, 2021 B, AGMC Insured, 5%, 5/15/29 ........................... 830,000 1,068,753
Revenue, 2021 B, AGMC Insured, 5%, 5/15/30 ........................... 1,315,000 1,719,781
Revenue, 2021 B, AGMC Insured, 5%, 5/15/31 ........................... 1,000,000 1,333,351
Revenue, 2021 B, AGMC Insured, 5%, 5/15/32 ........................... 2,000,000 2,656,086
Revenue, 2021 B, AGMC Insured, 5%, 5/15/33 ........................... 1,000,000 1,318,296
Revenue, 2021 B, AGMC Insured, 5%, 5/15/34 ........................... 1,000,000 1,314,203
Revenue, 2021 B, AGMC Insured, 4%, 5/15/35 ........................... 1,100,000 1,341,833
Revenue, 2021 B, AGMC Insured, 4%, 5/15/38 ........................... 1,000,000 1,205,475
Revenue, 2021 B, AGMC Insured, 4%, 5/15/39 ........................... 1,115,000 1,340,640
Revenue, 2021 B, AGMC Insured, 4%, 5/15/41 ........................... 400,000 478,781
Ontario Montclair School District , GO , 2017 A , 5% , 8/01/46 ....................
11,765,000 14,598,844
Orange County Sanitation District , Revenue , 2015 A , Refunding , 5% , 2/01/36 ......
8,350,000 9,514,403
Orange County Water District ,
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/28 ........................... 13,740,000 16,834,123

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Orange County Water District, (continued)
COP, 2003 B, Pre-Refunded, NATL Insured, 5%, 8/15/34 .................... $ 4,140,000 $ 5,783,447
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/34 ........................... 3,305,000 4,459,344
Oxnard School District , GO , C , Pre-Refunded , BAM Insured , 4% , 8/01/44 .........
10,755,000 11,981,312
Palomar Community College District ,
GO, 2010 B, Zero Cpn., 8/01/39 ....................................... 69,410,000 90,851,297
GO, C, Pre-Refunded, 5%, 8/01/44 .................................... 35,120,000 41,714,943
Palomar Health ,
GO, 2009 A, AGMC Insured, 7%, 8/01/38 ................................ 36,000,000 51,261,782
GO, 2010 A, 6.75%, 8/01/40 .......................................... 60,000,000 82,840,476
Obligated Group, Revenue, 2017, Refunding, AGMC Insured, 5%, 11/01/47 ...... 35,000,000 43,570,457
Paramount Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/48 ....................... 2,450,000 2,697,282
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/43 .................. 32,000,000 8,276,966
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 28,000,000 4,868,503
Patterson Joint Unified School District ,
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/22 ........................... 1,900,000 1,888,297
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 1,985,000 1,955,654
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/24 ........................... 2,075,000 2,017,298
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/25 ........................... 2,170,000 2,076,267
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/26 ........................... 2,265,000 2,126,157
Perris Joint Powers Authority , Community Facilities District No. 2018-1 , Special Tax ,
2020 , 4% , 9/01/50 ................................................. 1,125,000 1,258,205
Perris Union High School District ,
COP, 2019, Refunding, BAM Insured, 5%, 10/01/48 ........................ 10,000,000 12,374,310
GO, 2013 A, AGMC Insured, 5%, 9/01/42 ................................ 5,000,000 5,464,808
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 12,416,841
Placentia-Yorba Linda Unified School District ,
GO, 2008 D, Zero Cpn., 8/01/43 ....................................... 27,955,000 17,094,156
GO, 2008 D, Zero Cpn., 8/01/46 ....................................... 89,200,000 47,342,641
GO, 2008 D, Zero Cpn., 8/01/49 ....................................... 85,000,000 41,087,487
Pomona Unified School District , GO , C , AGMC Insured , 5.25% , 8/01/40 ..........
16,000,000 16,066,477
Port of Los Angeles , Revenue , 2014 B , Refunding , 5% , 8/01/44 .................
10,300,000 11,591,236
Poway Redevelopment Agency Successor Agency ,
Tax Allocation, 2015 A, Refunding, 5%, 12/15/31 .......................... 10,180,000 13,885,255
Tax Allocation, 2015 A, Refunding, 5%, 12/15/32 .......................... 11,215,000 15,559,419
Tax Allocation, 2015 A, Refunding, 5%, 6/15/33 ........................... 5,835,000 8,179,482
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/50 7,500,000 8,785,868
Facilities Improvement District No. 2007-1, GO, B, Zero Cpn., 8/01/46 .......... 45,000,000 22,693,865
Regents of the University of California ,
Medical Center, Revenue, 2013 J, 5%, 5/15/48 ............................ 75,000,000 80,739,698
Medical Center, Revenue, 2016 L, Refunding, 5%, 5/15/47 ................... 49,575,000 58,488,421
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/41 ......
27,000,000 35,809,576
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/35 ..........
10,000,000 7,726,710
Ripon Unified School District ,
GO, 2013 A, Refunding, BAM Insured, 5%, 8/01/42 ........................ 2,315,000 2,536,572
GO, 2013 A, Pre-Refunded, BAM Insured, 5%, 8/01/42 ..................... 705,000 776,157
River Islands Public Financing Authority ,
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/45 ... 2,250,000 2,609,425
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/50 ... 3,155,000 3,641,517
Riverside County Asset Leasing Corp. ,
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn., 6/01/23 ....... 14,160,000 14,002,449
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn., 6/01/24 ....... 13,005,000 12,713,504
Riverside County Transportation Commission ,
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/39 .......................... 11,000,000 12,062,812

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Riverside County Transportation Commission, (continued)
Revenue, Senior Lien, 2013 A, 5.75%, 6/01/48 ............................ $ 10,000,000 $ 10,860,526
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 13,022,356
Rocklin Unified School District ,
GO, 2003, NATL Insured, Zero Cpn., 8/01/25 ............................. 8,160,000 7,909,669
GO, 2003, NATL Insured, Zero Cpn., 8/01/26 ............................. 8,695,000 8,295,052
GO, 2003, NATL Insured, Zero Cpn., 8/01/27 ............................. 9,080,000 8,507,075
GO, 2003, NATL Insured, Zero Cpn., 8/01/28 ............................. 16,615,000 15,241,458
Community Facilities District No. 3, Special Tax, 2019, BAM Insured, 4%, 9/15/49 .. 11,825,000 13,534,104
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,449,204
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 5,938,703
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ...............
20,000,000 22,039,922
Sacramento County Sanitation Districts Financing Authority ,
Revenue, 2014 A, Refunding, 5%, 12/01/44 .............................. 25,000,000 28,064,703
Sacramento Regional County Sanitation District, Revenue, 2021, Refunding, 5%,
12/01/29 ....................................................... 4,100,000 5,469,698
Sacramento Regional County Sanitation District, Revenue, 2021, Refunding, 5%,
12/01/30 ....................................................... 3,755,000 5,113,455
Sacramento Regional County Sanitation District, Revenue, 2021, Refunding, 5%,
12/01/31 ....................................................... 11,700,000 16,277,694
Sacramento Regional County Sanitation District, Revenue, 2021, Refunding, 5%,
12/01/32 ....................................................... 20,300,000 28,593,185
Sacramento Regional County Sanitation District, Revenue, 2021, Refunding, 5%,
12/01/33 ....................................................... 11,200,000 15,504,894
Sacramento Municipal Utility District ,
Revenue, 2019 G, 5%, 8/15/39 ....................................... 3,135,000 4,046,286
Revenue, 2019 G, 5%, 8/15/41 ....................................... 2,500,000 3,214,651
c
Revenue, 2021 I, Refunding, 5%, 8/15/25 ................................ 5,500,000 6,534,294
c
Revenue, 2021 I, Refunding, 5%, 8/15/26 ................................ 6,500,000 7,973,089
c
Revenue, 2021 I, Refunding, 5%, 8/15/27 ................................ 6,500,000 8,211,342
c
Revenue, 2021 I, Refunding, 5%, 8/15/28 ................................ 4,000,000 5,194,396
San Bernardino Community College District , GO , 2009 B , Zero Cpn., 8/01/48 ......
66,390,000 32,309,079
San Buenaventura Public Facilities Financing Authority ,
Revenue, 2014 C, Pre-Refunded, 5%, 1/01/39 ............................ 8,500,000 9,519,218
Revenue, 2014 C, Pre-Refunded, 5%, 1/01/44 ............................ 19,395,000 21,720,616
San Diego Community College District , GO , 2009 B , 6% , 8/01/33 ...............
26,880,000 35,171,117
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 9,000,000 11,244,915
Revenue, 2019 A, Refunding, 5%, 7/01/49 ............................... 5,000,000 6,214,366
Revenue, 2019 B, Refunding, 4%, 7/01/44 ............................... 3,000,000 3,444,527
Revenue, 2019 B, Refunding, 5%, 7/01/49 ............................... 5,000,000 6,184,913
Special Facilities, Revenue, 2014 A, 5%, 7/01/44 .......................... 5,645,000 6,337,229
San Diego County Regional Transportation Commission ,
Revenue, 2014 A, Pre-Refunded, 5%, 4/01/44 ............................ 54,915,000 62,149,046
Revenue, 2014 A, Pre-Refunded, 5%, 4/01/48 ............................ 20,000,000 22,634,634
Revenue, 2016 A, 5%, 4/01/48 ........................................ 25,000,000 29,623,473
San Diego County Water Authority ,
Revenue, 2021 A, Refunding, 5%, 5/01/29 ............................... 2,335,000 3,082,229
Revenue, 2021 A, Refunding, 5%, 5/01/30 ............................... 5,800,000 7,838,923
Revenue, 2021 A, Refunding, 5%, 5/01/31 ............................... 4,530,000 6,246,048
Revenue, 2021 B, Refunding, 5%, 5/01/32 ............................... 8,000,000 10,994,707
Revenue, 2021 B, Refunding, 4%, 5/01/33 ............................... 15,000,000 19,004,613
Revenue, 2021 B, Refunding, 4%, 5/01/34 ............................... 16,500,000 20,837,970
Revenue, 2021 B, Refunding, 4%, 5/01/35 ............................... 10,000,000 12,605,881
Revenue, 2021 B, Refunding, 4%, 5/01/36 ............................... 8,000,000 10,052,958

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego County Water Authority, (continued)
Revenue, 2021 B, Refunding, 4%, 5/01/37 ............................... $ 6,500,000 $ 8,143,715
Revenue, 2021 B, Refunding, 4%, 5/01/38 ............................... 7,000,000 8,748,625
Revenue, Sub. Lien, 2021 S-1, Refunding, 5%, 5/01/28 ..................... 44,020,000 56,515,451
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 4% , 8/01/45 ........................................ 4,500,000 5,394,049
San Diego Unified School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/21 ........................... 12,160,000 12,160,000
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/22 ........................... 8,440,000 8,427,446
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/23 ........................... 11,120,000 11,071,512
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 104,505,000 122,436,940
GO, 2010 C, Zero Cpn., 7/01/48 ....................................... 29,840,000 33,580,659
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 74,270,000 72,867,983
GO, 2019 L, 4%, 7/01/49 ............................................ 30,000 35,473
GO, F, 5%, 7/01/40 ................................................ 69,510,000 81,194,958
GO, F, 5%, 7/01/45 ................................................ 34,370,000 40,000,019
GO, R-2, Refunding, Zero Cpn., 7/01/40 ................................. 79,760,000 94,843,166
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2016 B, 5%, 5/01/46 ........................................ 28,040,000 33,260,720
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 25,000,000 30,891,212
Revenue, Second Series, 2014 B, 5%, 5/01/44 ............................ 31,000,000 34,793,206
Revenue, Second Series, 2017 A, 5%, 5/01/42 ............................ 20,910,000 25,363,983
Revenue, Second Series, 2017 A, 5%, 5/01/47 ............................ 49,090,000 59,383,432
Revenue, Second Series, 2017 B, 5%, 5/01/47 ............................ 70,725,000 86,311,312
Revenue, Second Series, 2018, 5.25%, 5/01/48 ........................... 120,000,000 148,770,768
Revenue, Second Series, 2018 D, 5%, 5/01/48 ........................... 117,910,000 144,275,454
Revenue, Second Series, 2018 E, 5%, 5/01/48 ............................ 44,650,000 55,221,338
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 6,500,000 8,019,195
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/32 ................... 15,000,000 19,937,282
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/34 ................... 14,000,000 18,489,769
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/35 ................... 5,000,000 6,591,747
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/36 ................... 5,000,000 6,571,654
Revenue, Second Series, 2021 B, Refunding, 5%, 5/01/34 ................... 5,000,000 6,733,677
Revenue, Second Series, 2021 B, Refunding, 5%, 5/01/35 ................... 4,000,000 5,377,329
Revenue, Second Series, 2021 B, Refunding, 5%, 5/01/36 ................... 4,000,000 5,356,518
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AGMC Insured , 5% , 8/01/46 .................. 10,000,000 12,151,200
San Gabriel Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 3,530,000 3,367,629
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 1,850,000 1,749,172
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 13,155,000 12,501,158
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/38 .......................... 106,465,000 153,127,843
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/38 .......................... 142,645,000 206,130,969
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/40 .......................... 161,250,000 238,305,022
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/41 .......................... 143,336,000 213,793,613
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/42 .......................... 143,336,000 215,551,529
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/25 ...................... 5,700,000 5,622,859
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/28 ...................... 33,545,000 31,419,572
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/29 ...................... 37,050,000 34,048,576
Revenue, Senior Lien, 2014 A, Refunding, 5%, 1/15/44 ..................... 125,000,000 141,318,063
Revenue, Senior Lien, 2014 A, Refunding, 5%, 1/15/50 ..................... 430,000,000 483,573,871
San Jose Unified School District ,
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/27 ....................... 7,105,000 6,736,932
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/29 ....................... 7,105,000 6,480,939
San Juan Unified School District ,
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/26 ........................... 15,825,000 14,106,313

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Juan Unified School District, (continued)
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/27 ........................... $ 18,605,000 $ 17,515,633
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/28 ........................... 19,470,000 17,936,025
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 11,687,644
San Marcos Public Financing Authority , Revenue , 1994 A , ETM, 6.25% , 9/02/22 ....
15,000,000 16,058,773
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn., 7/01/25 ..
6,080,000 5,876,018
San Mateo Foster City Public Financing Authority ,
c
City of San Mateo, Revenue, 2021 B, 5%, 8/01/25 ......................... 30,000,000 35,492,769
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/49 ..................... 29,000,000 37,193,701
c
Estero Municipal Improvement District, Revenue, 2021 A, 5%, 8/01/25 .......... 14,235,000 16,847,662
San Mateo Union High School District ,
COP, 2007, Pre-Refunded, AMBAC Insured, 5%, 12/15/43 ................... 11,535,000 13,361,279
GO, 2002 B, NATL Insured, Zero Cpn., 9/01/22 ........................... 5,000,000 4,988,038
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
17,060,000 19,779,843
Sanger Public Financing Authority ,
Revenue, 2013, AGMC Insured, 5%, 6/15/35 ............................. 2,360,000 2,562,386
Revenue, 2013, AGMC Insured, 5%, 6/15/43 ............................. 6,155,000 6,674,031
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
10,000,000 11,415,407
Santa Ana Unified School District , COP , 1999 , AGMC Insured , Zero Cpn., 4/01/24 ...
8,295,000 7,736,148
Santa Clara Valley Water District ,
Revenue, 2020 A, Refunding, 5%, 6/01/45 ............................... 5,000,000 6,427,835
Revenue, 2020 A, Refunding, 5%, 6/01/50 ............................... 5,000,000 6,408,004
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 23,189,764
Santa Maria Joint Union High School District , GO , 2014 , 4% , 8/01/37 ............
14,230,000 15,513,979
Santa Paula Utility Authority ,
Revenue, 2015 A, Pre-Refunded, 5%, 2/01/45 ............................ 16,495,000 19,253,924
Revenue, 2015 A, Pre-Refunded, 5%, 2/01/50 ............................ 21,050,000 24,570,785
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn., 8/01/42 .................................... 49,000,000 27,351,388
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AGMC Insured , 5% , 12/01/45 ............... 10,000,000 11,764,080
Sonoma Community Development Agency Successor Agency , Tax Allocation , 2011 ,
7.125% , 12/01/36 .................................................. 10,775,000 11,037,072
Southern California Public Power Authority , Revenue , 2007 A , 5% , 11/01/33 .......
17,500,000 23,822,062
Southern Mono Health Care District ,
GO, A, NATL Insured, Zero Cpn., 8/01/28 ................................ 2,340,000 2,088,496
GO, A, NATL Insured, Zero Cpn., 8/01/29 ................................ 2,440,000 2,114,896
GO, A, NATL Insured, Zero Cpn., 8/01/30 ................................ 2,550,000 2,141,817
GO, A, NATL Insured, Zero Cpn., 8/01/31 ................................ 2,660,000 2,172,947
Southwestern Community College District , GO , D , Pre-Refunded , 5% , 8/01/44 .....
10,000,000 11,877,831
State of California ,
GO, 6%, 5/01/24 .................................................. 1,920,000 1,957,173
GO, NATL Insured, 6%, 8/01/24 ....................................... 990,000 994,671
GO, 5.625%, 9/01/24 ............................................... 255,000 257,291
GO, AMBAC Insured, 5.9%, 3/01/25 .................................... 140,000 141,319
c
GO, Refunding, 5%, 9/01/26 ......................................... 25,000,000 30,505,790
GO, Refunding, 5%, 11/01/28 ......................................... 10,000,000 12,950,308
GO, Refunding, 5%, 12/01/28 ......................................... 24,000,000 31,139,551
c
GO, Refunding, 5%, 9/01/29 ......................................... 4,000,000 5,249,618
GO, 5%, 11/01/29 ................................................. 10,000,000 13,232,359
GO, Refunding, 5%, 11/01/29 ......................................... 17,000,000 22,495,010
GO, Refunding, 5%, 12/01/29 ......................................... 3,015,000 3,996,381
c
GO, Refunding, 5%, 9/01/30 ......................................... 4,000,000 5,346,975
GO, Refunding, 5%, 12/01/30 ......................................... 4,000,000 5,400,090

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO, Refunding, 5%, 4/01/31 ......................................... $ 10,295,000 $ 13,952,181
c
GO, Refunding, 1.27%, 9/01/31 ....................................... 3,500,000 4,765,434
GO, Refunding, 5%, 12/01/31 ......................................... 1,500,000 2,061,985
GO, Refunding, 5%, 4/01/32 ......................................... 15,045,000 20,957,510
c
GO, Refunding, 5%, 9/01/32 ......................................... 4,935,000 6,682,115
GO, Refunding, 5%, 3/01/33 ......................................... 5,000,000 6,565,238
GO, 5%, 12/01/34 ................................................. 34,235,000 45,652,533
GO, Refunding, 5%, 3/01/35 ......................................... 51,980,000 67,983,233
GO, 5%, 12/01/35 ................................................. 9,745,000 12,969,103
GO, Refunding, 4%, 3/01/36 ......................................... 10,000,000 12,231,461
GO, 5%, 12/01/36 ................................................. 16,560,000 22,004,160
GO, 5%, 10/01/39 ................................................. 15,000,000 17,966,769
c
GO, Refunding, 1.71%, 9/01/41 ....................................... 3,500,000 4,621,317
GO, 5%, 10/01/41 ................................................. 15,250,000 15,430,060
GO, 5%, 4/01/43 .................................................. 44,745,000 48,457,068
GO, 5%, 10/01/44 ................................................. 25,000,000 28,421,605
GO, 5%, 8/01/45 .................................................. 22,500,000 26,222,123
GO, 4%, 3/01/46 .................................................. 6,750,000 8,056,904
GO, 5%, 8/01/46 .................................................. 20,000,000 24,141,652
GO, 5%, 10/01/47 ................................................. 81,000,000 96,644,453
GO, 5%, 4/01/49 .................................................. 5,000,000 6,365,719
GO, 1992, NATL Insured, 6%, 10/01/21 ................................. 35,000 35,512
GO, 1996, Pre-Refunded, FGIC Insured, 5.375%, 6/01/26 ................... 1,335,000 1,363,798
GO, 1997, NATL, FGIC Insured, 5.625%, 10/01/26 ......................... 5,005,000 5,072,583
GO, 2004, 5.125%, 4/01/24 .......................................... 5,000 5,020
GO, 2004, 5.2%, 4/01/26 ............................................ 20,000 20,082
GO, 2012, 5%, 4/01/42 ............................................. 85,000,000 87,999,421
GO, 2017, 5%, 11/01/47 ............................................. 10,000,000 12,414,032
Department of Water Resources, Revenue, BD, 5%, 12/01/25 ................ 3,000,000 3,607,109
Department of Water Resources, Revenue, BD, 5%, 12/01/26 ................ 3,250,000 4,038,535
Department of Water Resources, Revenue, BD, 5%, 12/01/27 ................ 8,240,000 10,533,346
Department of Water Resources, Revenue, BD, 5%, 12/01/28 ................ 4,650,000 6,095,649
Department of Water Resources, Revenue, BD, 5%, 12/01/29 ................ 6,665,000 8,936,335
Department of Water Resources, Revenue, BD, 5%, 12/01/30 ................ 9,075,000 12,436,317
Department of Water Resources, Revenue, BD, 5%, 12/01/31 ................ 10,905,000 15,076,057
State of California Department of Water Resources ,
Revenue, BB, Refunding, 5%, 12/01/32 ................................. 17,110,000 23,378,959
Revenue, BB, Refunding, 5%, 12/01/33 ................................. 21,785,000 29,720,731
Revenue, BB, Refunding, 5%, 12/01/35 ................................. 3,100,000 4,194,321
Sulphur Springs Union School District ,
COP, 2010, AGMC Insured, ETM, 6.5%, 12/01/37 .......................... 1,725,000 1,902,555
COP, 2010, AGMC Insured, 6.5%, 12/01/37 .............................. 11,390,000 14,170,292
Temple City Unified School District , GO , A , Pre-Refunded , 5% , 8/01/43 ...........
10,000,000 11,009,314
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 5%, 6/01/29 ............................................ 1,500,000 1,977,618
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 5%, 6/01/31 ............................................ 1,290,000 1,744,907
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 5%, 6/01/33 ............................................ 1,520,000 2,033,066
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/35 ............................................ 1,020,000 1,268,724
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/49 ............................................ 5,500,000 6,580,245
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 B, 2,
Refunding, 4%, 6/01/49 ............................................ 2,500,000 2,924,494

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Town of Tiburon ,
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.375%,
9/02/41 ........................................................ $ 550,000 $ 553,637
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.5%,
9/02/51 ........................................................ 1,250,000 1,245,440
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/45 ........................... 10,410,000 13,165,434
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/49 ........................... 7,985,000 10,063,098
Tulare County Board of Education ,
COP, Pre-Refunded, BAM Insured, 5.375%, 5/01/33 ........................ 3,185,000 3,487,242
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/38 ......................... 8,305,000 9,112,071
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/43 ......................... 10,855,000 11,909,877
Turlock Irrigation District ,
Revenue, 2020, Refunding, 5%, 1/01/37 ................................. 2,090,000 2,716,599
Revenue, 2020, Refunding, 5%, 1/01/38 ................................. 940,000 1,219,243
Revenue, 2020, Refunding, 5%, 1/01/39 ................................. 2,250,000 2,911,924
Revenue, 2020, Refunding, 5%, 1/01/41 ................................. 3,500,000 4,512,089
Union Elementary School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 9/01/24 ........................... 2,000,000 1,965,086
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/25 ........................... 5,500,000 5,336,844
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/26 ........................... 5,850,000 5,588,190
University of California ,
Revenue, 2015 I, Refunding, 5%, 5/15/40 ................................ 22,990,000 26,766,112
Revenue, 2015 I, Refunding, 5%, 5/15/50 ................................ 25,420,000 29,426,245
Revenue, 2016 AR, Refunding, 5%, 5/15/41 .............................. 13,760,000 16,467,199
Revenue, 2016 K, 4%, 5/15/46 ........................................ 19,850,000 22,362,827
Revenue, 2017 M, 5%, 5/15/37 ....................................... 15,410,000 19,066,593
Revenue, 2018 AZ, Refunding, 5%, 5/15/48 .............................. 72,325,000 90,240,597
Revenue, 2018 O, Refunding, 5%, 5/15/39 ............................... 14,400,000 18,065,186
Revenue, 2018 O, Refunding, 5%, 5/15/43 ............................... 30,120,000 37,555,044
Revenue, 2018 O, Refunding, 5%, 5/15/48 ............................... 20,000,000 24,879,674
Revenue, 2018 O, Refunding, 5%, 5/15/58 ............................... 10,000,000 12,359,220
Revenue, 2020 BE, Refunding, 5%, 5/15/41 .............................. 20,000,000 26,060,062
Revenue, 2020 BE, Refunding, 5%, 5/15/42 .............................. 26,250,000 34,117,285
Revenue, 2021 BH, Refunding, 4%, 5/15/39 .............................. 9,375,000 11,548,968
Revenue, 2021 Q, Refunding, 5%, 5/15/32 ............................... 3,210,000 4,372,401
Revenue, 2021 Q, Refunding, 5%, 5/15/33 ............................... 9,540,000 12,951,696
Revenue, 2021 Q, Refunding, 5%, 5/15/34 ............................... 8,205,000 11,104,504
Revenue, 2021 Q, Refunding, 4%, 5/15/36 ............................... 8,000,000 9,901,366
Revenue, 2021 Q, Refunding, 4%, 5/15/37 ............................... 8,360,000 10,316,103
Revenue, 2021 Q, Refunding, 4%, 5/15/39 ............................... 7,050,000 8,655,766
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/40 ........................................................ 260,000 296,808
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/45 ........................................................ 165,000 186,504
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/51 ........................................................ 260,000 292,500
Upland Unified School District , GO , 2011 C , Zero Cpn., 8/01/45 .................
62,900,000 32,444,789
Vacaville Unified School District , GO , D , 4% , 8/01/45 .........................
2,000,000 2,322,066
Val Verde Unified School District ,
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/34 ........................... 1,000,000 1,349,080
GO, 2015 B, Refunding, BAM Insured, 5%, 8/01/44 ........................ 15,000,000 17,474,852
GO, 2020 A, BAM Insured, 4%, 8/01/46 ................................. 1,450,000 1,681,237

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Vallejo Public Financing Authority , Vallejo CA-Hiddenbrooke Improvement District No.
1 , Revenue , 2004 A , 5.8% , 9/01/31 .................................... $ 3,495,000 $ 3,514,077
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,505,100
Vista Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 7,150,000 6,800,456
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 4,795,000 4,508,568
Washington Township Health Care District , GO , 2015 B , 5% , 8/01/45 .............
15,000,000 17,105,464
West Basin Municipal Water District ,
Revenue, 2021 A, Refunding, 5%, 8/01/23 ............................... 2,170,000 2,390,116
Revenue, 2021 A, Refunding, 5%, 8/01/24 ............................... 1,100,000 1,259,961
Revenue, 2021 A, Refunding, 5%, 8/01/25 ............................... 1,365,000 1,620,406
Revenue, 2021 A, Refunding, 5%, 8/01/26 ............................... 1,000,000 1,228,907
West Sacramento Area Flood Control Agency ,
Special Assessment, 2015, AGMC Insured, 5%, 9/01/40 ..................... 3,000,000 3,503,611
Special Assessment, 2015, AGMC Insured, 5%, 9/01/45 ..................... 7,500,000 8,759,027
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
4,940,000 6,756,502
Western Placer Unified School District , COP , 2011 , AGMC Insured , ETM, 5.2% ,
11/01/41 ........................................................ 1,000,000 1,016,714
Western Riverside Water & Wastewater Financing Authority ,
Revenue, 2009, AGMC Insured, 5.5%, 9/01/34 ............................ 1,750,000 1,757,365
Revenue, 2009, AGMC Insured, 5.625%, 9/01/39 .......................... 2,500,000 2,510,668
16,736,613,083
U.S. Territories 0.6%
Puerto Rico 0.6%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 6,210,000 6,376,413
Revenue, 2002, 5.625%, 5/15/43 ...................................... 16,000,000 16,094,477
e
Puerto Rico Electric Power Authority ,
Revenue, 2012 A RSA-1 2012 A, 5%, 7/01/29 ............................. 20,000,000 19,450,000
Revenue, 2012 A RSA-1 2013 A, 7%, 7/01/33 ............................. 50,000,000 49,937,500
Revenue, WW-RSA-1, 5%, 7/01/28 .................................... 12,030,000 11,699,175
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 5,800,000 6,003,000
109,560,565
Total U.S. Territories .................................................................... 109,560,565
Total Municipal Bonds (Cost $14,304,999,706) ..................................
16,846,173,648
a a a a

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

See Abbreviations on page 24 .
Short Term Investments 2.1%
a a
Principal
Amount
a
Value
Municipal Bonds 2.1%
California 2.1%
f
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 0.01% ,
9/01/38 ......................................................... $ 12,150,000 $ 12,150,000
f
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008 B , LOC Wells Fargo Bank NA , Daily VRDN and
Put , 0.01% , 8/15/47 ................................................ 28,635,000 28,635,000
f
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 0.01% , 7/01/46 ................................ 10,500,000 10,500,000
f
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 0.01% , 10/01/41 .................................. 41,165,000 41,165,000
f
Los Angeles Department of Water & Power , Power System , Revenue , 2001 B-6 ,
Refunding , SPA Barclays Bank plc , Daily VRDN and Put , 0.01% , 7/01/34 ........ 10,300,000 10,300,000
f
Metropolitan Water District of Southern California , Revenue , 2018 A-1 , Refunding , SPA
TD Bank NA , Daily VRDN and Put , 0.01% , 7/01/37 ......................... 6,575,000 6,575,000
f
Orange County Water District , COP , 2003 A , LOC Bank of America NA , Daily VRDN
and Put , 0.02% , 8/01/42 ............................................. 25,000,000 25,000,000
f
Santa Clara Valley Transportation Authority ,
2000 Measure A Sales Tax, Revenue, 2008 C, Refunding, SPA TD Bank NA, Daily
VRDN and Put, 0.03%, 4/01/36 ...................................... 26,160,000 26,160,000
2000 Measure A Sales Tax, Revenue, 2008 D, Refunding, SPA TD Bank NA, Daily
VRDN and Put, 0.02%, 4/01/36 ...................................... 18,095,000 18,095,000
f
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.01% , 7/01/36 ........................... 13,800,000 13,800,000
f
State of California , GO , 2004 A-2 , LOC State Street Bank & Trust Co. , Daily VRDN and
Put , 0.03% , 5/01/34 ................................................ 16,730,000 16,730,000
f
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 0.01%, 5/15/48 .................. 72,525,000 72,525,000
Revenue, 2013 AL-2, Refunding, Daily VRDN and Put, 0.03%, 5/15/48 .......... 16,000,000 16,000,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... 24,105,000 24,105,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... 49,735,000 49,735,000
371,475,000
Total Municipal Bonds (Cost $371,475,000) .....................................
371,475,000
Total Short Term Investments (Cost $371,475,000 ) ...............................
371,475,000
a
Total Investments (Cost $14,676,474,706) 99.1% ................................
$17,217,648,648
Other Assets, less Liabilities 0.9% .............................................
143,348,513
Net Assets 100.0% ...........................................................
$17,360,997,161
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $170,239,227, representing 1.0% of net assets.
c
Security purchased on a when-issued basis.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin California Tax-Free Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
1915 Act Improvement Bond Act of 1915
ABAG Association of Bay Area Governments
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificate of Participation
ETM Escrow to Maturity
FGIC Financial Guaranty Insurance Co.
FHA Federal Housing Administration
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
LOC Letter of Credit
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.